Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment information
Schedule of segment information

		Green	VR
		energy	products		Property	Financial
	LCD/	products	and	Money	lease	technology	Corporate
For the year ended	LED	and services	services	lending	and	solutions	unallocated
December 31, 2022	products	(discontinued)	(discontinued)	services	management	and services	(note)	Consolidated
Revenues	$—	$—	$—	$2,451	$1,106	$318	$—	$3,875
Gross profit (loss)	—	—	—	1,862	(1,065)	25	—	822
Operating expenses	(4)	—	—	165	(497)	(36)	(986)	(1,358)
Operating loss from continuing operations	(4)	—	—	2,027	(1,562)	(11)	(986)	(536)
Other income	—	—	—	30	107	(1)	(2)	134
Loss before provision for income taxes and non-controlling interests	(4)	—	—	2,057	(1,455)	(12)	(988)	(402)
Income tax (expense) benefit	—	—	—	(181)	245	(8)	—	56
Net loss from continuing operations	(4)	—	—	1,876	(1,210)	(20)	(988)	(346)

As of December 31, 2022
Identifiable long-lived assets	1	—	—	517	48,127	52	—	48,697
Total assets	201	—	—	14,466	49,071	5,651	297	69,686

		Green	VR
		energy	products		Property	Financial
	LCD/	products	and	Money	lease	technology	Corporate
For the year ended	LED	and services	services	lending	and	solutions	unallocated
December 31, 2021	products	(discontinued)	(discontinued)	services	management	and services	(note)	Consolidated
Revenues	$—	$—	$—	$1,673	$1,068	$942	$—	$3,683
Gross profit (loss)	—	—	—	1,472	(1,036)	(76)	—	360
Operating expenses	(95)	—	—	(2,092)	(576)	(5,080)	(1,322)	(9,165)
Operating loss from continuing operations	(95)	—	—	(620)	(1,612)	(5,156)	(1,322)	(8,805)
Other income	—	—	—	—	97	7	162	266
Loss before provision for income taxes and non-controlling interests	(95)	—	—	(620)	(1,515)	(5,149)	(1,160)	(8,539)
Income tax (expense) benefit	—	—	—	(187)	249	64	—	126
Net loss from continuing operations	(95)	—	—	(807)	(1,266)	(5,085)	(1,160)	(8,413)

As of December 31, 2021
Identifiable long-lived assets	1	—	—	555	50,018	77	—	50,651
Total assets	205	—	—	12,986	50,619	6,084	452	70,346

		Green
		energy	VR		Property	Financial
		products	products	Money	lease	technology	Corporate
For the year ended	LCD/LED	and services	and services	lending	and	solutions	unallocated
December 31, 2020	products	(discontinued)	(discontinued)	services	management	and services	(note)	Consolidated
Revenues	$—	$—	$—	$1,667	$1,130	$1,496	$—	$4,293
Gross profit (loss)	—	—	—	1,565	(1,193)	(1,438)	—	(1,066)
Operating expenses	(616)	—	—	(3,048)	(4,889)	(56,892)	(831)	(66,276)
Operating loss from continuing operations	(616)	—	—	(1,483)	(6,082)	(58,330)	(831)	(67,342)
Other (expenses) income	(306)	—	—	22	(159)	10	(457)	(890)
Loss before provision for income taxes and non-controlling interests	(922)	—	—	(1,461)	(6,241)	(58,320)	(1,288)	(68,232)
Income tax (expense) benefit	—	—	—	(534)	400	443	—	309
Net loss from continuing operations	(922)	—	—	(1,995)	(5,841)	(57,877)	(1,288)	(67,923)

As of December 31, 2020
Identifiable long-lived assets	1	—	—	468	51,667	451	—	52,587
Total assets	375	—	—	25,625	52,116	11,997	17	90,130

Schedule of company's net revenue from external customers by geographic areas

	For the year ended December 31,
	2022	2021	2020
Hong Kong	3,597	3,489	4,235
Australia	278	194	58

Total	$3,875	$3,683	$4,293

	For the year ended December 31,
	2022	2021	2020
Hong Kong	3,595	3,489	4,235
Australia	278	194	58

Total	$3,873	$3,683	$4,293